Details of Significant Accounts - Share-based payment, schedule of FV of stock options granted using black-scholes option-pricing model (Details) - Share Incentive Plan shares in Thousands									12 Months Ended
	May 01, 2025 shares Y $ / shares	Dec. 23, 2024 shares Y $ / shares	May 27, 2024 Y shares $ / shares	Nov. 02, 2023 shares Y $ / shares	Aug. 21, 2023 Y shares $ / shares	May 23, 2023 Y shares $ / shares	Jan. 03, 2023 shares Y $ / shares	Jan. 21, 2022 Y shares $ / shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares
Share-based payment arrangements
Units granted (in shares) | shares	35	45	5	5	7	2,260	8	2,143	35	50
Stock price (in USD per share)	$ 1.84	$ 2.26	$ 2.13	$ 2.43	$ 4.00	$ 4.93	$ 7.20	$ 5.39
Exercise price (in USD per share)	$ 1.84	$ 2.22	$ 2.13	$ 2.43	$ 3.916	$ 4.93	$ 7.20	$ 3.95
Expected price volatility (Note ii)	79.57%	74.64%	72.67%	70.37%	70.65%	69.15%	64.85%	53.75%
Expected option life | Y	3.88	3.87	3.88	3.88	3.88	3.88	3.87	3.88
Expected dividends	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate	3.77%	4.46%	4.65%	4.77%	4.64%	3.90%	4.07%	1.46%
Fair value per unit (in USD per share)	$ 1.0973	$ 1.3100	$ 1.2069	$ 1.3487	$ 2.2411	$ 2.6615	$ 3.7198	$ 2.7637